SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 1)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Stock options [Member]
Statement [Line Items]
Stock Options Exercisable	3,658,500
Stock Options Outstanding	4,256,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 5 months 4 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 5 months 4 days
Stock options [Member] | August 21, 2024 [Member]
Statement [Line Items]
Expiry Date	Aug. 21, 2024
Stock Options Exercisable	126,000
Exercise Price | $ / shares	$ 0.79
Stock Options Outstanding	126,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	1 year 7 months 20 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	1 year 7 months 20 days
Stock options [Member] | August 4, 2025 [Member]
Statement [Line Items]
Expiry Date	Aug. 04, 2025
Stock Options Exercisable	1,660,000
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	1,660,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 7 months 2 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 7 months 2 days
Stock options [Member] | March 25, 2027 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2027
Stock Options Exercisable	1,755,000
Exercise Price | $ / shares	$ 1.20
Stock Options Outstanding	2,340,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 2 months 23 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 2 months 23 days
Stock options [Member] | August 28, 2023 [Member]
Statement [Line Items]
Expiry Date	Aug. 28, 2023
Stock Options Exercisable	105,000
Exercise Price | $ / shares	$ 1.30
Stock Options Outstanding	105,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	7 months 28 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	7 months 28 days
Stock Option [Member] | May 4, 2027 [Member]
Statement [Line Items]
Expiry Date	May 04, 2027
Stock Options Exercisable	12,500
Stock Options Outstanding	25,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 4 months 2 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 4 months 2 days
Exercise price | $ / shares	$ 0.92